PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Additional pension benefit obligation (Details) - IDR (Rp) Rp in Thousands	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Funded pension | The company
Disclosure of defined benefit plans [line items]
Discount rate		7.25%	7.00%	6.50%
Defined Contribution Other Benefit Program
Disclosure of defined benefit plans [line items]
Threshold fund adequacy ratio	102.00%
Employer's contribution	Rp 120
Discount rate		7.25%	7.00%	8.00%